LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Feb. 28, 2022
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS
Schedule of long-term prepayments and other non-current assets

	As of	As of
	February 28,	February 28,
	2021	2022

Loan to employees (1)	3,700	566
Loan receivable (2)	36,012	—
Other non-current assets (3)	17,982	4,852

	$57,694	$5,418

(1)	Please see Note 5(3) for details of loan to employees.
(2)	The balances represented long-term loans to certain third parties with original maturity over one year. As of February 28, 2022, the loan receivable will be due within one year and was reclassified to prepaid expenses and other current assets in Note 5.
(3)	As of February 28, 2021 and 2022, other non-current assets were primarily made up of prepayment for property and equipment, the construction in process and long-term service fees.